Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI UAE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.8%
Abu Dhabi Aviation Co., NVS	245,811	$390,829
Agility Global PLC	1,922,758	722,399
Aramex PJSC(a)	623,227	385,622
		1,498,850
Banks — 33.6%
Abu Dhabi Commercial Bank PJSC	939,510	2,563,716
Abu Dhabi Islamic Bank PJSC	685,273	2,436,576
Ajman Bank PJSC(a)	916,176	446,483
Dubai Islamic Bank PJSC	1,303,588	2,414,997
Emirates NBD Bank PJSC	454,448	2,476,066
First Abu Dhabi Bank PJSC	2,022,468	7,047,982
Sharjah Islamic Bank	942,488	602,999
		17,988,819
Building Products — 0.6%
Ras Al Khaimah Ceramics	499,409	337,195
Capital Markets — 2.5%
Al Waha Capital PJSC	927,667	381,626
Dubai Financial Market PJSC	1,308,448	491,596
Investcorp Capital PLC, NVS	668,575	364,173
SHUAA Capital PSC(a)	2,260,806	118,005
		1,355,400
Commercial Services & Supplies — 1.2%
Parkin Co. PJSC	505,484	655,070
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Consumer Staples Distribution & Retail — 0.6%
Spinneys 1961 Holding PLC	789,320	333,087
Diversified Consumer Services — 0.8%
Alef Education Holding PLC	406,563	130,612
Taaleem Holdings PJSC, NVS	286,202	307,782
		438,394
Diversified Telecommunication Services — 14.1%
Emirates Telecommunications Group Co. PJSC	1,591,079	7,173,404
Space42 PLC(a)	656,478	366,518
		7,539,922
Energy Equipment & Services — 4.3%
ADNOC Drilling Co. PJSC	1,577,426	2,271,840
Financial Services — 1.1%
Amanat Holdings PJSC	1,094,556	318,856
Amlak Finance PJSC(a)	1,091,733	268,165
Gulf General Investment Co.(a)(b)	7,295,803	20
		587,041
Food Products — 1.0%
Agthia Group PJSC	283,997	535,212
Ground Transportation — 0.7%
Dubai Taxi Co. PJSC	515,838	388,339
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(b)	112,588	1
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Americana Restaurants International PLC - Foreign Co.	1,575,251	$926,860
Industrial Conglomerates — 1.6%
Dubai Investments PJSC	1,336,303	778,560
Modon Holding PSC(a)	32,039	29,944
Multiply Group PJSC(a)	53,064	29,476
		837,980
Marine Transportation — 0.8%
Gulf Navigation Holding PJSC(a)	285,785	424,042
Oil, Gas & Consumable Fuels — 1.4%
Dana Gas PJSC(a)	3,811,505	753,366
Passenger Airlines — 2.1%
Air Arabia PJSC	1,389,324	1,131,800
Real Estate Management & Development — 23.2%
Aldar Properties PJSC	1,092,170	2,241,355
Deyaar Development PJSC	467,700	124,947
Emaar Development PJSC	428,411	1,325,845
Emaar Properties PJSC	3,035,698	7,897,331
Eshraq Investments PJSC(a)	2,394,157	199,456
RAK Properties PJSC	1,091,329	330,017
Union Properties PJSC(a)	2,740,996	269,071
		12,388,022
Software — 0.6%
Phoenix Group PLC(a)	815,789	291,406
Specialty Retail — 3.0%
Abu Dhabi National Oil Co. for Distribution PJSC	1,709,196	1,606,090
Water Utilities — 2.2%
Emirates Central Cooling Systems Corp.	1,429,161	712,191
National Central Cooling Co. PJSC	572,560	452,056
		1,164,247
Total Long-Term Investments — 99.9% (Cost: $47,755,163)		53,452,990
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	80,000	80,000
Total Short-Term Securities — 0.1% (Cost: $80,000)		80,000
Total Investments — 100.0% (Cost: $47,835,163)		53,532,990
Liabilities in Excess of Other Assets — (0.0)%		(6,366)
Net Assets — 100.0%		$53,526,624

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI UAE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$20,000 (a)	$—	$—	$—	$80,000	80,000	$812	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$26,274,190	$27,178,772	$28	$53,452,990
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$26,354,190	$27,178,772	$28	$53,532,990

Portfolio Abbreviation
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company